Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Provision for Income Taxes [Abstract]
PRC	$ (7,378,833)	$ (10,597,746)	$ (8,944,657)
Cayman and Hong Kong	(595,735)	(787,071)	(3,007,288)
Loss Before Income Taxes	$ (7,974,568)	$ (11,384,817)	$ (11,951,945)